Consolidated Statements of Operations - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
Revenue	$ 287,643	$ 279,007
Cost of sales	204,626	196,033
Gross profit	83,017	82,974
Operating Cost [Abstract]
Selling, general and administrative expense	81,723	76,782
Business Acquisition And Integration Costs	2,321	4,637
Depreciation expense	3,767	3,368
Amortisation, intangible assets other than goodwill	11,739	11,278
Foreign exchange gain (loss)	473	(161)
Impairment of intangibles and goodwill	0	28,036
Operating expense	100,023	123,940
Profit (loss) from operating activities	(17,006)	(40,966)
Finance costs	3,274	2,347
Gain on recovery of note receivable	(660)	0
Gains (losses) recognised when control of subsidiary is lost	0	(681)
Profit (loss) before tax	(19,620)	(42,632)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Current tax relating to items credited (charged) directly to equity	1,515	237
Deferred tax relating to items credited (charged) directly to equity	(3,797)	(3,202)
Total tax expense (income)	(2,282)	(2,965)
Net loss	$ (17,338)	$ (39,667)
Basic and diluted loss per share (in CAD per share)	$ (0.30)	$ (0.70)